Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Subscription Receivables CNY (¥)	Subscription Receivables USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)
Balance at Dec. 31, 2013	¥ 3,146,762		¥ 7,624		¥ 2,329,962				¥ 182,740		¥ 618,885		¥ (111,114)				¥ 118,665
Balance, shares at Dec. 31, 2013 | shares			998,861,526	998,861,526
Net income	166,080										161,760						4,320
Issue new shares to employees			¥ 928		256,563										(257,491)
Issue new shares to employees, shares | shares			150,000,000	150,000,000
Foreign currency translation	6,008												6,008
Exercise of share options	3,183		¥ 11		3,172
Exercised of share options, shares | shares			1,704,380	1,704,380
Share-based compensation	23,598				23,598
Provision for statutory reserves									15,682		(15,682)
Acquisition of additional shares in a subsidiary	(11,371)				(11,894)												523
Balance at Dec. 31, 2014	3,334,260		¥ 8,563		2,601,401				198,422		764,963		(105,106)		(257,491)		123,508
Balance, shares at Dec. 31, 2014 | shares			1,150,565,906	1,150,565,906
Net income	215,481										210,086						5,395
Foreign currency translation	6,153												17,491		(11,338)
Repurchase of ordinary shares	(6,276)						¥ (6,276)
Repurchase of ordinary shares, shares | shares							(2,261,100)	(2,261,100)
Exercise of share options	1,518		¥ 29		(4,787)		¥ 6,276
Exercised of share options, shares | shares			4,493,620	4,493,620			2,261,100	2,261,100
Share-based compensation	17,653				17,653
Provision for statutory reserves									104,414		(104,414)
Acquisition of additional shares in a subsidiary	(187,810)				(160,023)												(27,787)
Disposal of subsidiaries	473								(721)		721						473
Dividends distributed to noncontrolling interest	(2,450)																(2,450)
Capital injection by noncontrolling interests	17,000																17,000
Share of other comprehensive loss of affiliates	37,567												37,567
Balance at Dec. 31, 2015	3,433,569		¥ 8,592	$ 1,326	2,454,244	$ 378,870			302,115	$ 46,639	871,356	$ 134,514	(50,048)	$ (7,726)	(268,829)	$ (41,500)	116,139	$ 17,929
Balance, shares at Dec. 31, 2015 | shares			1,155,059,526	1,155,059,526
Net income	167,638										157,047						10,591
Foreign currency translation	2,177	$ 314											21,483		(19,306)
Exercise of share options	1,144		¥ 17		1,127
Exercised of share options, shares | shares			2,597,400	2,597,400
Share-based compensation	4,937				4,937
Provision for statutory reserves									9,909		(9,909)
Acquisition of additional shares in a subsidiary	(179,223)		¥ 49		(174,779)													(4,493)
Acquisition of additional shares in a subsidiary, shares | shares			7,416,000	7,416,000
Disposal of subsidiaries	11,131				16,126				(434)		434							(4,995)
Changes in fair value of short term investments	632												632
Share of other comprehensive loss of affiliates	(37,911)												(37,911)
Balance at Dec. 31, 2016	¥ 3,404,094	$ 490,291	¥ 8,658	$ 1,247	¥ 2,301,655	$ 331,507			¥ 311,590	$ 44,878	¥ 1,018,928	$ 146,756	¥ (65,844)	$ (9,483)	¥ (288,135)	$ (41,500)	¥ 117,242	$ 16,886
Balance, shares at Dec. 31, 2016 | shares			1,165,072,926	1,165,072,926